Deferred Tax Liabilities - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
HK [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated tax losses	$ 1,010,061	$ 1,041,831